Schedule of Investments (unaudited)	iShares® Factors US Growth Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.8%
Expeditors International of Washington Inc.	280	$37,601
FedEx Corp.	81	20,950
United Parcel Service Inc., Class B	232	49,727
		108,278
Apparel Retail — 0.2%
Victoria’s Secret & Co.(a)	219	12,163

Apparel, Accessories & Luxury Goods — 0.4%
Columbia Sportswear Co.	177	17,247
Lululemon Athletica Inc.(a)	17	6,654
		23,901
Application Software — 8.5%
Adobe Inc.(a)	124	70,315
Aspen Technology Inc.(a)	302	45,964
Atlassian Corp. PLC, Class A(a)	206	78,546
Cadence Design Systems Inc.(a)	337	62,800
Citrix Systems Inc.	310	29,323
Dropbox Inc., Class A(a)	642	15,755
Fair Isaac Corp.(a)	118	51,173
HubSpot Inc.(a)	59	38,890
Intuit Inc.	61	39,236
Manhattan Associates Inc.(a)	352	54,733
Nutanix Inc., Class A(a)	120	3,823
Smartsheet Inc., Class A(a)	118	9,139
Synopsys Inc.(a)	40	14,740
		514,437
Automobile Manufacturers — 2.2%
Tesla Inc.(a)	128	135,268

Automotive Retail — 0.1%
AutoZone Inc.(a)	4	8,386

Biotechnology — 3.4%
AbbVie Inc.	1,002	135,671
Amgen Inc.	19	4,274
Moderna Inc.(a)	161	40,891
Vertex Pharmaceuticals Inc.(a)	105	23,058
		203,894
Building Products — 0.5%
Trane Technologies PLC	2	404
Trex Co. Inc.(a)	211	28,491
		28,895
Communications Equipment — 1.0%
Arista Networks Inc.(a)	33	4,744
Ubiquiti Inc.	182	55,819
		60,563
Computer & Electronics Retail — 0.5%
Best Buy Co. Inc.	323	32,817

Construction Machinery & Heavy Trucks — 0.0%
Allison Transmission Holdings Inc.	68	2,472

Consumer Finance — 1.0%
Synchrony Financial	1,129	52,374
Upstart Holdings Inc.(a)	36	5,447
		57,821
Data Processing & Outsourced Services — 0.0%
Paychex Inc.	4	546
Security	Shares	Value

Distributors — 0.6%
Pool Corp.	68	$38,488

Diversified Chemicals — 0.5%
Chemours Co. (The)	915	30,707

Electric Utilities — 0.1%
NRG Energy Inc.	102	4,394

Electronic Equipment & Instruments — 0.7%
Keysight Technologies Inc.(a)	17	3,511
Vontier Corp.	722	22,187
Zebra Technologies Corp., Class A(a)	27	16,070
		41,768
Fertilizers & Agricultural Chemicals — 1.0%
Scotts Miracle-Gro Co. (The)	358	57,638

Financial Exchanges & Data — 2.0%
MSCI Inc.	149	91,291
S&P Global Inc.	69	32,563
		123,854
Footwear — 1.7%
Deckers Outdoor Corp.(a)	181	66,302
Nike Inc., Class B	210	35,001
		101,303
Forest Products — 2.4%
Louisiana-Pacific Corp.	1,815	142,205

General Merchandise Stores — 1.6%
Dollar General Corp.	74	17,451
Target Corp.	332	76,838
		94,289
Health Care Distributors — 0.3%
McKesson Corp.	61	15,163

Health Care Equipment — 0.7%
IDEXX Laboratories Inc.(a)	66	43,458

Health Care Facilities — 0.7%
HCA Healthcare Inc.	155	39,823

Health Care Services — 1.2%
Amedisys Inc.(a)	26	4,209
Chemed Corp.	76	40,207
DaVita Inc.(a)	257	29,236
		73,652
Health Care Supplies — 1.6%
Align Technology Inc.(a)	18	11,829
Figs Inc., Class A(a)	2,996	82,570
		94,399
Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	100	25,548

Home Furnishings — 0.1%
Tempur Sealy International Inc.	123	5,785

Home Improvement Retail — 2.7%
Home Depot Inc. (The)	283	117,448
Lowe’s Companies Inc.	182	47,043
		164,491
Homebuilding — 0.2%
TopBuild Corp.(a)	51	14,071

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Homefurnishing Retail — 0.7%
Williams-Sonoma Inc.	262	$44,312

Household Products — 0.3%
Clorox Co. (The)	89	15,518

Human Resource & Employment Services — 0.1%
Robert Half International Inc.	42	4,684

Hypermarkets & Super Centers — 1.6%
Costco Wholesale Corp.	173	98,212

Interactive Home Entertainment — 0.5%
Playtika Holding Corp.(a)	832	14,385
Take-Two Interactive Software Inc.(a)	80	14,218
		28,603
Interactive Media & Services — 4.3%
Alphabet Inc., Class A(a)	29	84,014
Alphabet Inc., Class C, NVS(a)	21	60,766
Match Group Inc.(a)	12	1,587
Meta Platforms Inc, Class A(a)	340	114,359
		260,726
Internet & Direct Marketing Retail — 6.5%
Amazon.com Inc.(a)	97	323,431
eBay Inc.	630	41,895
Wayfair Inc., Class A(a)(b)	144	27,356
		392,682
Investment Banking & Brokerage — 1.9%
Goldman Sachs Group Inc. (The)	301	115,148

Leisure Products — 0.1%
YETI Holdings Inc.(a)	36	2,982

Life Sciences Tools & Services — 1.2%
Maravai LifeSciences Holdings Inc., Class A(a)	350	14,665
Mettler-Toledo International Inc.(a)	33	56,008
		70,673
Managed Health Care — 0.3%
Molina Healthcare Inc.(a)	65	20,675

Packaged Foods & Meats — 0.5%
Hershey Co. (The)	161	31,149

Paper Packaging — 0.2%
Sealed Air Corp.	164	11,065

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	2	741
Herbalife Nutrition Ltd.(a)	1,252	51,244
		51,985
Pharmaceuticals — 1.9%
Eli Lilly & Co.	233	64,359
Royalty Pharma PLC, Class A.	956	38,097
Zoetis Inc.	45	10,981
		113,437
Research & Consulting Services — 1.9%
Booz Allen Hamilton Holding Corp.	1,364	115,654

Restaurants — 1.7%
Domino’s Pizza Inc.	141	79,570
Yum! Brands Inc.	180	24,995
		104,565
Security	Shares	Value

Semiconductor Equipment — 1.4%
Applied Materials Inc.	115	$18,096
KLA Corp.	28	12,043
Lam Research Corp.	23	16,541
Teradyne Inc.	248	40,555
		87,235
Semiconductors — 6.6%
Advanced Micro Devices Inc.(a)	258	37,126
Allegro MicroSystems Inc.(a)	561	20,297
Broadcom Inc.	21	13,974
NVIDIA Corp.	577	169,701
QUALCOMM Inc.	701	128,192
Texas Instruments Inc.	160	30,155
		399,445
Soft Drinks — 0.0%
PepsiCo Inc.	4	695

Specialized REITs — 0.0%
Public Storage	2	749
SBA Communications Corp.	3	1,167
		1,916
Specialty Stores — 0.5%
Bath & Body Works Inc.	143	9,980
Leslie’s Inc.(a)	886	20,963
Tractor Supply Co.	2	477
		31,420
Systems Software — 14.6%
Crowdstrike Holdings Inc., Class A(a)	332	67,977
Fortinet Inc.(a)	220	79,068
McAfee Corp., Class A	1,185	30,561
Microsoft Corp.	1,952	656,497
NortonLifeLock Inc.	565	14,679
Oracle Corp.	154	13,430
Palo Alto Networks Inc.(a)	5	2,784
ServiceNow Inc.(a)	11	7,140
Zscaler Inc.(a)(b)	33	10,604
		882,740
Technology Hardware, Storage & Peripherals — 13.7%
Apple Inc.	4,279	759,822
HP Inc.	1,395	52,550
NetApp Inc.	182	16,742
		829,114
Trucking — 0.3%
Old Dominion Freight Line Inc.	57	20,428

Total Common Stocks — 99.8%
(Cost: $5,909,056)		6,035,540

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	38,516	38,528

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	$10,000
		48,528
Total Short -Term Investments — 0.8%
(Cost: $48,527)		48,528

Total Investments in Securities — 100.6%
(Cost: $5,957,583)		6,084,068

Other Assets, Less Liabilities — (0.6)%		(37,668)

Net Assets — 100.0%		$6,046,400

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$127,035	$—		$(88,494	)(a)	$(14)	$1	$38,528	38,516	$806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	—		—
						$(14)	$1	$48,528		$806		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,035,540	$—	$—	$6,035,540
Money Market Funds	48,528	—	—	48,528
	$6,084,068	$—	$—	$6,084,068

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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